SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statement Of Income Data [Abstract]
Schedule Of Research and Development Expense [Table Text Block]
Research and development costs, net:

	Year ended December 31,
	2010	2011	2012

Total costs	$5,667	$7,269	$7,916
Less - capitalized software costs	(3,595)	(5,222)	(4,969)

Research and development, net	$2,072	$2,047	$2,947

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Financial income (expenses), net:

Interest income net of bank charges	$24	$397	$20
Interest expenses related to liabilities in connection with acquisitions	(173)	(112)	(48)
Interest income from debt instruments	96	67	49
Loss arising from foreign currency translation and other	(171)	(131)	(11)

Financial income(expenses), net	$(224)	$221	$10